Acquisitions and Divestitures - Schedule of Pro Forma Information (Details) (10-K) - TBD Safety, LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Revenues, net	$ 16,801,734	$ 13,197,684
Cost of revenues	11,994,549	8,095,723
Gross profit	4,807,185	5,101,961
Selling, general and administrative	12,589,513	14,900,658
Impairment		4,443,000
Change in fair value of earnout		(520,000)
Operating loss	(7,782,328)	(13,721,697)
Other income (expense)	1,615,016	(1,189,966)
Loss before income taxes	(6,167,312)	(14,911,663)
Income tax expense (benefit)	19,197	(22,373)
Net loss from continuing operations	$ (6,186,509)	$ (14,889,290)